Commitments and contingencies (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Commitments and contingencies
Number of demands	3
Glencore Operations Australia
Commitments and contingencies
Contractual commitment	$ 44,031
Interest rate on guarantee liabilities	2.75%
Registration Rights
Commitments and contingencies
Offering price	$ 50,000
Rehabilitation obligations
Commitments and contingencies
Total value of guarantees		$ 44,683	$ 0
Capital expenditure commitments	$ 1,415		$ 0	$ 0